Federated Money Market Management

A Portfolio of Money Market Obligations Trust

EAGLE SHARES (TICKER MMMXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED september 30, 2013

Under the heading entitled "Performance: Bar Chart and Table," please delete the section and replace it with the following:

"Risk/Return Bar Chart

Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.

Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014, is historical information of PMOF IS class adjusted  to reflect the fees and expenses applicable to the Fund's  EAG class for each year for which the expenses of the Fund's EAG class would have exceeded the actual expenses paid by the PMOF IS class and to remove any voluntary waiver of Fund expenses related to the IS class that may have occurred during the period prior to July 18, 2014.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's EAG class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Money Market Management -	EAG Class
2004	0.30%
2005	2.11%
2006	3.92%
2007	4.35%
2008	2.88%
2009	0.64%
2010	0.04%
2011	0.00%
2012	0.00%
2013	0.00%

The Fund's EAG class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.00%.

Within the periods shown in the bar chart, the Fund's EAG class highest quarterly return was 1.23% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).

Average Annual Total Return Table

The following table represents the Fund's EAG class Average Annual Total Returns for the calendar period ended December 31, 2013.

Calendar Period	Fund
1 Year	0.00%
5 Years	0.00%
Since inception (8/11/2004)	1.56%

You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield."

Federated Money Market Management

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER MMPXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 30, 2013

Under the heading entitled "Performance: Bar Chart and Table," please delete the section and replace it with the following:

"Risk/Return Bar Chart

Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.

Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014, is historical information of PMOF IS class.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Risk/Return Bar Chart

Federated Money Market Management -	IS Class
2005	3.24%
2006	5.03%
2007	5.28%
2008	3.00%
2009	0.77%
2010	0.21%
2011	0.16%
2012	0.20%
2013	0.09%

The Fund's IS class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.02%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 1.33% (quarter ended September 30, 2007). Its lowest quarterly return was 0.02% (quarter ended December 31, 2013).

Average Annual Total Return Table

The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2013.

Calendar Period	Fund
1 Year	0.09%
5 Years	0.28%
Since Inception (8/11/2004)	1.97%

The Fund's IS class 7-Day Net Yield as of December 31, 2013, was 0.06%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield."

Federated Money Market Management

A Portfolio of Money Market Obligations Trust

SERVICE SHARES (TICKER MMSXX)

SUPPLEMENT TO SUMMARY PROSPECTUS and prospectus DATED MARCH 14, 2014

Under the heading entitled "Performance: Bar Chart and Table," please delete the section and replace it with the following:

"Risk/Return Bar Chart

Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.

Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014 is historical information of PMOF SS class.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Money Market Management -	SS Class
2006	4.77%
2007	5.02%
2008	2.74%
2009	0.53%
2010	0.01%
2011	0.01%
2012	0.01%
2013	0.01%

The Fund's SS class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.00%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.26% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).

Average Annual Total Return Table

The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2013.

Calendar Period	Fund
1 Year	0.01%
5 Years	0.11%
Since Inception (1/18/2005)	1.77%

The Fund's SS class 7-Day Net Yield as of December 31, 2013, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield."

Federated Money Market Management

A Portfolio of Money Market Obligations Trust

CAPITAL SHARES (TICKER MMLXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 14, 2014

Under the heading entitled "Performance: Bar Chart and Table," please delete the section and replace it with the following:

"Risk/Return Bar Chart

Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor.

Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to July 18, 2014, is historical information of PMOF CAP class.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CAP class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Risk/Return Bar Chart

Federated Money Market Management Fund -	CAP Class
2006	4.93%
2007	5.17%
2008	2.89%
2009	0.67%
2010	0.12%
2011	0.06%
2012	0.10%
2013	0.02%

The Fund's CAP class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.00%.

Within the periods shown in the bar chart, the Fund's CAP class highest quarterly return was 1.30% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).

Average Annual Total Return Table

The following table represents the Fund's CAP class Average Annual Total Returns for the calendar period ended December 31, 2013.

Calendar Period	Fund
1 Year	0.02%
5 Years	0.19%
Since Inception (1/18/2005)	1.88%

The Fund's CAP class 7-Day Net Yield as of December 31, 2013, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield."